FINANCIAL INSTRUMENTS (Fair Value Hierarchy) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Apr. 30, 2018	Dec. 31, 2017	Oct. 31, 2016
Assets:
Fair value	$ 12,753	$ 13,245		$ 41,742
Equity securities	61,326	73,929		$ 52,060
Equity Securities pledged to creditors	43,775	0
Financial instruments at fair value, current portion	520	5,279
Interest rate/ currency swap contracts – short-term receivables	3,479	10,633
Fair Value, Inputs, Level 2 | Fair Value, Recurring
Assets:
Fair value	$ 8,100
Senior Unsecured Convertible Bonds due 2021
Liabilities:
Interest rate	5.75%				5.75%
Senior Unsecured Convertible Bonds due 2023
Liabilities:
Interest rate			4.875%
Fair Value
Assets:
Total assets	$ 78,078	103,086
Liabilities:
Total liabilities	638,606	606,455
Fair Value | Fair Value, Recurring
Assets:
Fair value	12,753	13,245
Equity securities	17,551	73,929
Equity Securities pledged to creditors	43,775	0
Financial instruments at fair value, current portion	520	5,279
Interest rate/ currency swap contracts – short-term receivables	3,479	10,633
Liabilities:
Floating rate NOK bonds due 2019		77,916
Floating Rate NOK Bonds due 2020	58,191	58,841
Floating rate NOK bonds due 2023	81,567	69,568
Floating Rate NOK Bonds Due 2024	79,674
Interest rate/ currency swap contracts – short-term payables	6,067	45,047
Interest rate/ currency swap contracts – long-term payables	20,579	16,213
Fair Value | Quoted Prices in Active Markets for Identical Assets (Level 1) | Fair Value, Recurring
Assets:
Fair value	4,690	13,245
Equity securities	17,551	73,929
Equity Securities pledged to creditors	43,775
Total assets	66,016	87,174
Liabilities:
Floating Rate NOK Bonds due 2020	58,191	58,841
Floating rate NOK bonds due 2023	81,567	69,568
Floating Rate NOK Bonds Due 2024	79,674
Total liabilities	611,960	545,195
Fair Value | Fair Value, Inputs, Level 2 | Fair Value, Recurring
Assets:
Fair value	8,063
Financial instruments at fair value, current portion	520	5,279
Interest rate/ currency swap contracts – short-term receivables	3,479	10,633
Total assets	12,062	15,912
Liabilities:
Interest rate/ currency swap contracts – short-term payables	6,067	45,047
Interest rate/ currency swap contracts – long-term payables	20,579	16,213
Total liabilities	26,646	61,260
Fair Value | Significant Unobservable Inputs (Level 3) | Fair Value, Recurring
Assets:
Total assets	0	0
Liabilities:
Total liabilities	0	0
Fair Value | Senior Unsecured Convertible Bonds due 2021 | Fair Value, Recurring
Liabilities:
Unsecured convertible bonds	227,025	199,496
Fair Value | Senior Unsecured Convertible Bonds due 2021 | Quoted Prices in Active Markets for Identical Assets (Level 1) | Fair Value, Recurring
Liabilities:
Unsecured convertible bonds	227,025
Fair Value | Senior Unsecured Convertible Bonds due 2023 | Fair Value, Recurring
Liabilities:
Unsecured convertible bonds	165,503	139,374
Fair Value | Senior Unsecured Convertible Bonds due 2023 | Quoted Prices in Active Markets for Identical Assets (Level 1) | Fair Value, Recurring
Liabilities:
Unsecured convertible bonds	$ 165,503	$ 139,374